Document and Entity Information	Jan. 03, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	SCILEX HOLDING CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39852
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001820190
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SCLX
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SCLXW
Security Exchange Name	NASDAQ